Introduction and overview of Group's risk management - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	$ 4,720,177	$ 3,825,849
Maximum debt amount	3,500,000	2,600,000
Borrowing capacity utilized	2,700,000	2,300,000
Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	342,841	301,813
Other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	78,505	81,851
Payroll and other related statutory liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	53,446	27,476
Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	700,877	453,590
Bank and bond borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	3,544,508	2,961,119
Within 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	892,128	734,197
Within 1 year | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	342,841	301,813
Within 1 year | Other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	78,193	72,286
Within 1 year | Payroll and other related statutory liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	53,446	27,476
Within 1 year | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	54,303	39,677
Within 1 year | Bank and bond borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	363,345	292,945
Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	763,619	763,932
Later than two years and not later than three years [member] | Other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	312	9,565
Later than two years and not later than three years [member] | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	106,015	152,386
Later than two years and not later than three years [member] | Bank and bond borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	657,292	601,981
Later than four years and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	1,107,785	993,775
Later than four years and not later than five years [member] | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	99,573	44,294
Later than four years and not later than five years [member] | Bank and bond borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	1,008,212	949,481
Over 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	1,956,645	1,333,945
Over 5 years | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	440,986	217,233
Over 5 years | Bank and bond borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows	$ 1,515,659	$ 1,116,712